Minimum Future Lease Payments Under Capital and Operating Leases (Detail) (USD $)	Dec. 31, 2012
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	$ 578,743
2014	600,965
2015	604,581
2016	567,000
2017	567,001
Thereafter	49,100
Total minimum lease payments	2,967,390
Capital Lease Expense [Member]
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	18,275
2014	7,614
Total minimum lease payments	25,889
Less amount representing interest	1,241
Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158
Long-term obligation under capital lease	7,490
Operating Lease Expense [Member]
Schedule Of Operating And Capital Leased Assets [Line Items]
2013	560,468
2014	593,351
2015	604,581
2016	567,000
2017	567,001
Thereafter	49,100
Total minimum lease payments	$ 2,941,501